STATEMENT OF INVESTMENTS
March 31, 2024 (Unaudited)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7%
Airlines – 0.3%
Delta Air Lines, Inc. / SkyMiles IP Ltd. , 4.75% , 10/20/2028
(a)
80,000 78,271
78,271
Apparel – 0.1%
Tapestry, Inc. , 7.85% , 11/27/2033 25,000 27,154
27,154
Auto Manufacturers – 3.1%
Ford Motor Co.
3.25%, 2/12/2032 75,000 62,428
6.10%, 8/19/2032 110,000 111,534
General Motors Co. , 5.95% , 4/01/2049 79,000 77,970
General Motors Financial Co., Inc. , 6.10% , 1/07/2034 142,000 145,861
Mercedes-Benz Finance North America LLC , 1.45% , 3/02/2026
(a)
150,000 140,031
Stellantis Finance U.S., Inc. , 2.69% , 9/15/2031
(a)
200,000 168,336
706,160
Banks – 21.5%
Bank of America Corp.
3.82%, 1/20/2028 165,000 158,963
5.20%, 4/25/2029 113,000 113,142
3.19%, 7/23/2030 200,000 181,700
2.57%, 10/20/2032 134,000 111,215
5.29%, 4/25/2034 65,000 64,829
Bank of Nova Scotia (The) , 4.85% , 2/01/2030 108,000 107,276
Canadian Imperial Bank of Commerce , 5.00% , 4/28/2028 100,000 99,700
Citigroup, Inc.
3.11%, 4/08/2026 125,000 121,868
3.98%, 3/20/2030 195,000 183,797
6.17%, 5/25/2034 54,000 54,865
Citizens Financial Group, Inc. , 5.64% , 5/21/2037 80,000 74,739
Cooperatieve Rabobank UA , 1.00% , 9/24/2026
(a)
250,000 233,982
Credit Agricole SA , 6.32% , 10/03/2029
(a)
250,000 259,307
Goldman Sachs Group, Inc. (The)
1.09%, 12/09/2026 150,000 139,400
2.64%, 2/24/2028 60,000 55,899
4.41%, 4/23/2039 220,000 197,085
HSBC Holdings PLC , 6.33% , 3/09/2044 200,000 214,644
Industrial Bank of Korea , 5.38% , 10/04/2028
(a)
200,000 204,482
ING Groep NV , 5.55% , 3/19/2035 400,000 397,144
JPMorgan Chase & Co.
6.07%, 10/22/2027 120,000 122,474
5.01%, 1/23/2030 150,000 149,448
3.88%, 7/24/2038 170,000 147,039
3.11%, 4/22/2051 100,000 69,546
Morgan Stanley
4.68%, 7/17/2026 130,000 128,646

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Banks – 21.5% (continued)
Morgan Stanley (continued)
1.93%, 4/28/2032 250,000 200,733
5.95%, 1/19/2038 38,000 38,108
5.94%, 2/07/2039 80,000 79,558
PNC Financial Services Group, Inc. (The)
4.76%, 1/26/2027 250,000 247,754
4.63%, 6/06/2033 95,000 88,669
State Street Corp. , Series I , 6.70%
(b)
63,000 64,085
Toronto-Dominion Bank (The) , 5.26% , 12/11/2026 20,000 20,139
Truist Financial Corp.
6.05%, 6/08/2027 14,000 14,192
7.16%, 10/30/2029 66,000 70,405
5.87%, 6/08/2034 10,000 10,126
5.71%, 1/24/2035 19,000 19,091
UBS Group AG , 6.30% , 9/22/2034
(a)
200,000 209,470
US Bancorp
6.79%, 10/26/2027 102,000 105,651
5.78%, 6/12/2029 86,000 87,525
5.68%, 1/23/2035 46,000 46,467
Westpac Banking Corp. , 2.67% , 11/15/2035 50,000 41,283
4,934,446
Beverages – 1.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
4.90% , 2/01/2046 100,000 95,093
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048 15,000 13,723
5.55%, 1/23/2049 50,000 52,167
Diageo Capital PLC , 5.63% , 10/05/2033 200,000 210,481
371,464
Biotechnology – 1.6%
Amgen, Inc.
1.65%, 8/15/2028 75,000 65,637
5.25%, 3/02/2030 33,000 33,514
5.60%, 3/02/2043 33,000 33,594
4.66%, 6/15/2051 100,000 88,635
4.88%, 3/01/2053 22,000 20,046
5.65%, 3/02/2053 31,000 31,610
Gilead Sciences, Inc. , 5.55% , 10/15/2053 23,000 23,824
Illumina, Inc. , 5.75% , 12/13/2027 61,000 61,739
358,599
Building Materials – 1.7%
Builders FirstSource, Inc.
6.38%, 6/15/2032
(a)
18,000 18,282
6.38%, 3/01/2034
(a)
26,000 26,140

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Building Materials – 1.7% (continued)
Carrier Global Corp.
2.72%, 2/15/2030 150,000 132,703
5.90%, 3/15/2034 10,000 10,515
Johnson Controls International PLC / Tyco Fire & Security Finance
SCA , 4.90% , 12/01/2032 94,000 92,528
Trane Technologies Financing Ltd. , 5.25% , 3/03/2033 100,000 101,514
381,682
Chemicals – 2.7%
Braskem Netherlands Finance BV , 4.50% , 1/31/2030
(a)
200,000 172,100
Dow Chemical Co. (The) , 6.30% , 3/15/2033
(c)
33,000 35,586
LYB International Finance III LLC , 5.63% , 5/15/2033 200,000 204,969
Nutrien Ltd.
4.00%, 12/15/2026 200,000 194,027
4.90%, 3/27/2028 12,000 11,943
618,625
Commercial Services – 1.9%
Ashtead Capital, Inc. , 4.25% , 11/01/2029
(a)
200,000 186,637
ERAC USA Finance LLC
3.80%, 11/01/2025
(a)
125,000 121,923
4.90%, 5/01/2033
(a)
77,000 75,524
United Rentals North America, Inc. , 5.25% , 1/15/2030 50,000 48,810
432,894
Computers – 2.8%
Dell International LLC / EMC Corp.
5.25%, 2/01/2028 100,000 101,248
3.38%, 12/15/2041 80,000 59,557
3.45%, 12/15/2051 26,000 18,318
IBM International Capital Pte Ltd.
4.75%, 2/05/2031 200,000 196,414
5.25%, 2/05/2044 200,000 195,281
Kyndryl Holdings, Inc.
3.15%, 10/15/2031 40,000 33,678
4.10%, 10/15/2041 40,000 30,703
635,199
Diversified Financial Services – 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , 3.85% ,
10/29/2041 150,000 118,881
Air Lease Corp. , 2.10% , 9/01/2028 135,000 118,274
Ally Financial, Inc.
3.88%, 5/21/2024 100,000 99,703
8.00%, 11/01/2031 42,000 46,826

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Diversified Financial Services – 3.7% (continued)
Capital One Financial Corp. , 2.36% , 7/29/2032 79,000 60,921
Discover Financial Services , 6.70% , 11/29/2032 89,000 94,156
Intercontinental Exchange, Inc.
4.60%, 3/15/2033 80,000 77,546
4.95%, 6/15/2052 24,000 22,840
LSEGA Financing PLC , 1.38% , 4/06/2026
(a)
200,000 185,477
NASDAQ, Inc. , 5.95% , 8/15/2053 27,000 28,473
853,097
Electric – 7.5%
Avangrid, Inc. , 3.20% , 4/15/2025 130,000 126,698
Consolidated Edison Co. of New York, Inc.
Series 05-A, 5.30%, 3/01/2035 135,000 135,995
Series A, 4.13%, 5/15/2049 100,000 81,852
Constellation Energy Generation LLC , 6.50% , 10/01/2053 70,000 77,072
Electricite de France SA , 9.13%
(a)(b)
200,000 220,837
ENEL Finance America LLC , 7.10% , 10/14/2027
(a)
200,000 211,699
ENEL Finance International NV , 5.00% , 6/15/2032
(a)
200,000 193,929
Eversource Energy
Series R, 1.65%, 8/15/2030 110,000 88,522
5.50%, 1/01/2034 26,000 26,021
Exelon Corp. , 4.05% , 4/15/2030 120,000 113,231
New England Power Co. , 5.94% , 11/25/2052
(a)
71,000 73,495
New York State Electric & Gas Corp. , 5.85% , 8/15/2033
(a)
95,000 98,080
Public Service Electric & Gas Co.
4.65%, 3/15/2033 80,000 78,038
5.13%, 3/15/2053 44,000 43,322
5.45%, 8/01/2053 125,000 128,531
Public Service Enterprise Group, Inc. , 6.13% , 10/15/2033 32,000 33,609
1,730,931
Entertainment – 1.2%
WarnerMedia Holdings, Inc.
3.64%, 3/15/2025 150,000 147,045
4.05%, 3/15/2029 100,000 93,643
5.39%, 3/15/2062 50,000 41,533
282,221
Environmental Control – 0.6%
GFL Environmental, Inc. , 6.75% , 1/15/2031
(a)
35,000 35,912
Waste Management, Inc. , 4.63% , 2/15/2030 115,000 114,518
150,430

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Food – 3.4%
Bimbo Bakeries USA, Inc. , 5.38% , 1/09/2036
(a)
200,000 198,554
General Mills, Inc. , 4.95% , 3/29/2033 134,000 132,570
J.M. Smucker Co. (The)
5.90%, 11/15/2028 30,000 31,125
4.25%, 3/15/2035 50,000 45,713
6.50%, 11/15/2043 18,000 19,540
6.50%, 11/15/2053 17,000 18,892
Kraft Heinz Foods Co.
5.20%, 7/15/2045 55,000 52,168
5.50%, 6/01/2050 56,000 55,399
SYSCO Corp.
5.75%, 1/17/2029 47,000 48,397
2.40%, 2/15/2030 175,000 151,767
US Foods, Inc. , 6.88% , 9/15/2028
(a)
24,000 24,598
778,723
Forest Products & Paper – 0.4%
Suzano Austria GmbH , 3.75% , 1/15/2031 100,000 88,465
88,465
Gas – 0.9%
Atmos Energy Corp. , 5.50% , 6/15/2041 55,000 56,753
Boston Gas Co. , 6.12% , 7/20/2053
(a)
150,000 153,341
210,094
Healthcare-Products – 1.4%
Alcon Finance Corp. , 5.38% , 12/06/2032
(a)
200,000 201,851
Thermo Fisher Scientific, Inc. , 1.50% , 10/01/2039 100,000 82,440
Zimmer Biomet Holdings, Inc. , 5.35% , 12/01/2028 28,000 28,417
312,708
Healthcare-Services – 1.6%
HCA, Inc.
5.25%, 6/15/2026 150,000 149,608
5.45%, 4/01/2031 40,000 40,222
4.63%, 3/15/2052 55,000 46,020
UnitedHealth Group, Inc.
3.05%, 5/15/2041 50,000 37,876
5.88%, 2/15/2053 25,000 27,072
4.95%, 5/15/2062 29,000 27,110
6.05%, 2/15/2063 42,000 46,235
374,143
Home Builders – 0.3%
KB Home , 4.00% , 6/15/2031 28,000 24,842
PulteGroup, Inc. , 5.50% , 3/01/2026 50,000 50,054
74,896

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Insurance – 4.9%
Allianz SE , 6.35% , 9/06/2053
(a)
200,000 210,436
Allstate Corp. (The) , 3.85% , 8/10/2049 50,000 39,306
Corebridge Financial, Inc. , 5.75% , 1/15/2034 34,000 34,711
Corebridge Global Funding , 5.20% , 1/12/2029
(a)
115,000 115,208
Liberty Mutual Group, Inc. , 4.30% , 2/01/2061
(a)
54,000 34,447
Lincoln National Corp. , 5.85% , 3/15/2034 52,000 51,363
Marsh & McLennan Cos., Inc. , 5.45% , 3/15/2053 85,000 85,618
MetLife, Inc.
6.40%, 12/15/2036 100,000 102,554
5.00%, 7/15/2052 8,000 7,539
Metropolitan Life Global Funding I , 1.55% , 1/07/2031
(a)
150,000 119,784
Principal Life Global Funding II , 0.88% , 1/12/2026
(a)
200,000 184,851
Prudential Financial, Inc. , 3.70% , 3/13/2051 85,000 65,186
XL Group Ltd. , 5.25% , 12/15/2043 75,000 71,189
1,122,192
Leisure Time – 0.1%
Royal Caribbean Cruises Ltd. , 6.25% , 3/15/2032
(a)
28,000 28,241
28,241
Lodging – 0.5%
Marriott International, Inc.
5.00%, 10/15/2027 38,000 37,899
Series HH, 2.85%, 4/15/2031 90,000 77,665
115,564
Machinery-Diversified – 0.1%
AGCO Corp. , 5.80% , 3/21/2034 18,000 18,233
18,233
Media – 2.9%
Charter Communications Operating LLC / Charter Communications
Operating Capital Corp.
6.48%, 10/23/2045 60,000 55,654
5.25%, 4/01/2053 74,000 58,670
4.40%, 12/01/2061 50,000 32,690
Comcast Corp.
4.15%, 10/15/2028 55,000 53,700
4.65%, 2/15/2033
(c)
225,000 220,894
2.94%, 11/01/2056 150,000 94,523
Fox Corp. , 5.58% , 1/25/2049 56,000 52,188
Paramount Global , 6.38% , 3/30/2062 40,000 36,997
Walt Disney Co. (The) , 3.50% , 5/13/2040 68,000 55,938
661,254
Mining – 0.4%
Newmont Corp. , 2.80% , 10/01/2029 60,000 53,861
Newmont Corp. / Newcrest Finance Pty Ltd. , 5.35% , 3/15/2034
(a)
32,000 32,217
86,078

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Miscellaneous Manufacturing – 0.7%
Eaton Corp.
4.15%, 3/15/2033 119,000 112,965
4.70%, 8/23/2052 13,000 12,157
Hillenbrand, Inc. , 6.25% , 2/15/2029 38,000 38,374
163,496
Oil & Gas – 3.0%
AKER BP ASA
5.60%, 6/13/2028
(a)
300,000 304,012
3.10%, 7/15/2031
(a)
200,000 171,026
BP Capital Markets America, Inc. , 3.00% , 2/24/2050 65,000 44,383
Parkland Corp. , 4.50% , 10/01/2029
(a)
50,000 46,291
TotalEnergies Capital International SA , 3.13% , 5/29/2050 90,000 64,145
TotalEnergies Capital SA , 3.88% , 10/11/2028 60,000 58,117
687,974
Oil & Gas Services – 0.8%
Schlumberger Holdings Corp. , 4.30% , 5/01/2029
(a)
200,000 195,356
195,356
Packaging & Containers – 1.0%
Ball Corp. , 6.00% , 6/15/2029 27,000 27,290
Smurfit Kappa Treasury ULC , 5.44% , 4/03/2034
(a)
200,000 201,000
228,290
Pharmaceuticals – 4.6%
AbbVie, Inc.
4.95%, 3/15/2031 15,000 15,115
4.05%, 11/21/2039 150,000 133,645
5.40%, 3/15/2054 17,000 17,512
AstraZeneca Finance LLC , 2.25% , 5/28/2031 150,000 126,792
Bristol-Myers Squibb Co.
5.10%, 2/22/2031 70,000 70,710
4.25%, 10/26/2049 35,000 29,913
6.25%, 11/15/2053 22,000 24,799
5.55%, 2/22/2054 7,000 7,205
6.40%, 11/15/2063 14,000 16,014
Cigna Group (The) , 5.60% , 2/15/2054 26,000 26,116
Eli Lilly & Co. , 4.70% , 2/27/2033 45,000 44,905
Pfizer Investment Enterprises Pte Ltd.
5.11%, 5/19/2043 57,000 55,772
5.30%, 5/19/2053 86,000 85,567
5.34%, 5/19/2063 87,000 85,319
Pfizer, Inc. , 2.63% , 4/01/2030 120,000 106,935
Takeda Pharmaceutical Co. Ltd. , 5.00% , 11/26/2028 200,000 200,373
1,046,692

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Pipelines – 1.3%
Enbridge, Inc.
6.20%, 11/15/2030 26,000 27,561
5.50%, 7/15/2077 60,000 56,984
Galaxy Pipeline Assets Bidco Ltd. , 2.16% , 3/31/2034
(a)
169,888 146,443
Williams Cos., Inc. (The) , 5.75% , 6/24/2044 80,000 79,897
310,885
Real Estate – 4.7%
Agree LP , 2.90% , 10/01/2030 150,000 129,132
Alexandria Real Estate Equities, Inc. , 1.88% , 2/01/2033 167,000 126,956
American Homes 4 Rent LP
5.50%, 2/01/2034 175,000 174,539
4.30%, 4/15/2052 34,000 26,770
Boston Properties LP , 2.75% , 10/01/2026 100,000 93,192
Equinix, Inc. , 1.00% , 9/15/2025 100,000 93,558
Invitation Homes Operating Partnership LP , 5.45% , 8/15/2030 94,000 94,386
Iron Mountain Information Management Services, Inc. , 5.00% ,
7/15/2032
(a)
50,000 45,714
Kite Realty Group LP , 5.50% , 3/01/2034 10,000 9,941
Kite Realty Group Trust , 4.00% , 3/15/2025 50,000 49,095
ProLogis Euro Finance LLC , 1.50% , 9/10/2049 100,000 65,379
Regency Centers LP , 5.25% , 1/15/2034 36,000 35,876
Rexford Industrial Realty LP , 5.00% , 6/15/2028 126,000 125,253
1,069,791
Retail – 2.3%
7-Eleven, Inc. , 2.50% , 2/10/2041
(a)
100,000 67,768
AutoZone, Inc. , 4.50% , 2/01/2028 98,000 96,550
Home Depot, Inc. (The) , 3.50% , 9/15/2056 150,000 111,323
Lowe's Cos., Inc.
2.80%, 9/15/2041 100,000 71,150
4.25%, 4/01/2052 6,000 4,921
5.63%, 4/15/2053 47,000 47,522
4.45%, 4/01/2062 37,000 30,261
Macy's Retail Holdings LLC , 5.88% , 3/15/2030
(a)
31,000 30,163
Starbucks Corp. , 5.00% , 2/15/2034 78,000 77,350
537,008
Semiconductors – 1.9%
Advanced Micro Devices, Inc. , 4.39% , 6/01/2052 46,000 40,841
Intel Corp.
5.20%, 2/10/2033
(c)
37,000 37,529
5.63%, 2/10/2043 30,000 31,037
5.70%, 2/10/2053
(c)
53,000 54,826

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Semiconductors – 1.9% (continued)
Micron Technology, Inc. , 2.70% , 4/15/2032 134,000 111,919
NXP BV / NXP Funding LLC / NXP USA, Inc. , 3.25% , 5/11/2041 120,000 89,188
Qualcomm, Inc. , 1.65% , 5/20/2032 50,000 39,624
Texas Instruments, Inc. , 5.05% , 5/18/2063 31,000 30,216
435,180
Software – 2.8%
Fidelity National Information Services, Inc. , 1.15% , 3/01/2026 130,000 120,408
Fiserv, Inc. , 5.45% , 3/15/2034 115,000 116,517
Microsoft Corp. , 2.68% , 6/01/2060 100,000 64,444
Oracle Corp.
4.65%, 5/06/2030 49,000 48,069
3.65%, 3/25/2041 100,000 78,569
4.00%, 7/15/2046 50,000 39,415
5.55%, 2/06/2053 48,000 46,988
VMware LLC , 1.40% , 8/15/2026 130,000 118,757
633,167
Telecommunications – 4.0%
AT&T, Inc.
2.30%, 6/01/2027 100,000 92,204
2.55%, 12/01/2033 200,000 160,262
3.50%, 6/01/2041 100,000 78,107
3.55%, 9/15/2055 50,000 34,990
Rogers Communications, Inc.
4.50%, 3/15/2042 80,000 69,544
4.55%, 3/15/2052 62,000 52,211
T-Mobile USA, Inc.
3.50%, 4/15/2031 150,000 135,598
3.30%, 2/15/2051 75,000 52,484
Verizon Communications, Inc.
1.50%, 9/18/2030 100,000 81,685
2.85%, 9/03/2041 60,000 43,228
3.88%, 3/01/2052
(c)
100,000 78,687
5.50%, 2/23/2054 34,000 34,392
913,392
Transportation – 1.7%
Canadian National Railway Co. , 4.40% , 8/05/2052 23,000 20,573
Canadian Pacific Railway Co. , 1.75% , 12/02/2026 50,000 45,939
CSX Corp. , 3.95% , 5/01/2050 90,000 72,428
FedEx Corp. , 4.75% , 11/15/2045 84,000 74,492
Ryder System, Inc. , 5.65% , 3/01/2028 80,000 81,572
Union Pacific Corp. , 4.95% , 9/09/2052 58,000 56,276
XPO, Inc.
6.25%, 6/01/2028
(a)
30,000 30,304

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 96.7% (continued)
Transportation – 1.7% (continued)
XPO, Inc. (continued)
7.13%, 2/01/2032
(a)
5,000 5,151
386,735
Trucking & Leasing – 0.7%
Penske Truck Leasing Co. LP / PTL Finance Corp. , 5.55% ,
5/01/2028
(a)
150,000 151,689
151,689
Total Corporate Bonds (cost $23,055,633) 22,191,419
Foreign Governmental – 1.1%
Chile Government International Bond, 4.85%, 1/22/2029 200,000 198,595
Republic of Poland Government International Bond, 5.50%,
3/18/2054 59,000 58,830
Total Foreign Governmental (cost $258,129) 257,425
Municipal Securities – 0.1%
California Health Facilities Financing Authority, RB, Series 2022,
4.35%, 6/01/2041 10,000 9,174
Total Municipal Securities (cost $10,000) 9,174
U.S. Treasury Government Securities – 0.3%
U.S. Treasury Bonds, 4.75%, 11/15/2043 73,000 75,749
Total U.S. Treasury Government Securities (cost $74,849) 75,749
Shares
Investment Companies – 1.3%
Registered Investment Companies – 1.3%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.28%
(d)(e)
(cost $307,785) 307,785 307,785
Investment of Cash Collateral for Securities Loaned – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.28%
(d)(e)
(cost $119,440) 119,440 119,440
Total Investments (cost $23,825,836) 100.0% 22,960,992
Cash and Receivables (Net) 0.0% 1,700
Net Assets 100.0% 22,962,692
RB—Revenue Bond
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, these securities were valued at $5,612,359 or 24.44% of net assets.
(b)
Perpetual bond with no specified maturity date.
(c)
Security, or portion thereof, on loan. At March 31, 2024, the value of the fund’s securities on loan was $270,442 and the value of the collateral was $277,347, consisting of cash collateral of $119,440 and U.S. Government & Agency securities valued at $157,907. In addition, the value of collateral may include pending sales that are also on loan.

See Notes to Statement of Investments
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of March 31, 2024.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
U.S. Treasury Long Bonds 13 6/18/2024 1,535,364 1,565,688 30,324
U.S. Treasury 2 Year Notes 8 6/28/2024 1,638,371 1,635,875 (2,496)
Futures Short
Euro-Bund 2 6/6/2024 290,682
*
287,795 (2,887)
U.S. Treasury 10 Year Notes 2 6/18/2024 220,465 221,594 (1,129)
U.S. Treasury 5 Year Notes 3 6/28/2024 320,972 321,047 (75)
U.S. Treasury 10 Year Ultra
Notes 22 6/18/2024 2,508,836 2,521,406 (12,570)
Gross Unrealized Appreciation 30,324
Gross Unrealized Depreciation (19,157)
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
Forward Foreign Currency Exchange Contracts
Counterparty /
Purchased
Currency
Purchased
Currency
Amounts Currency Sold
Sold
Currency
Amounts
Settlement
Date
Unrealized
Appreciation
(Depreciation) ($)
Goldman Sachs & Co.
United States
Dollar 146,697 Euro 134,000 6/4/2024 1,749
United States
Dollar 154,323 Euro 142,000 5/21/2024 811
Gross Unrealized Appreciation 2,561

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. BNY Mellon Responsible Horizons Corporate Bond
ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The
fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills), futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services
(each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a
Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board.
Overnight and certain other short-term debt instruments (excluding U.S. Treasury
Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

The table below summarizes the inputs used as of March 31, 2024 in valuing the fund’s investments:
Fair Value Measurements
Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Corporate Bonds — 22,191,419 — 22,191,419
Foreign Governmental — 257,425 — 257,425
Municipal Securities — 9,174 — 9,174
U.S. Treasury Government
Securities — 75,749 — 75,749
Investment Companies 307,785 — — 307,785
Investment of Cash
Collateral for Securities
Loaned 119,440 — — 119,440
Other Financial Instruments:
Futures
††
30,324 — — 30,324
Forward Foreign Currency
Exchange Contracts
††
— 2,561 — 2,561
Liabilities ($)
Other Financial Instruments:
Futures
††
(19,157) — — (19,157)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and
Derivatives Association, Inc. Master Agreements or similar agreements (collectively,
“Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties.
Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/
or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivative transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended
March 31, 2024 is discussed below.
Futures: In the normal course of pursuing its investment objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage the exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.
Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed, the fund recognizes a realized gain or loss
.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at March 31, 2024, are set forth in the Statement of Investments.
Forward Foreign Currency Exchange Contracts:
T
he fund enters into forward
contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by
Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at March 31, 2024 are set forth in the Statement of Investments.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At March 31, 2024, accumulated net unrealized depreciation on investments was
$851,116, consisting of gross appreciation of $261,824 and gross depreciation of
$1,112,940.
At March 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).